Document and Entity Information - USD ($)	12 Months Ended
	Sep. 25, 2015	Nov. 06, 2015	Mar. 27, 2015
Document and Entity Information
Entity Registrant Name	TYCO INTERNATIONAL PLC
Entity Central Index Key	0000833444
Current Fiscal Year End Date	--09-25
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Sep. 25, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		422,755,899
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 17,741,657,194